Offerings	Aug. 19, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, Preferred Stock, Debt Securities, Warrants
Maximum Aggregate Offering Price	$ 50,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 7,655.00
Offering Note	(1) The amount to be registered and the proposed maximum offering price per unit are not specified as to each class of securities to be registered pursuant to General Instruction II.D to Form S-3 under the Securities Act of 1933, as amended (the "Securities Act"). The securities registered hereunder may be sold separately or in combination with other securities registered hereunder. The proposed maximum offering price is estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act for the primary offering and Rule 457(c) for the shares issuable upon exercise of the warrant and conversion of preferred stock. (2) Estimated solely for the purpose of calculating the amount of the registration fee in accordance with Rule 457(c) under the Securities Act. The offering price per share for the shares issuable upon exercise of the warrant and conversion of Series A-1 and Series A-2 Convertible Preferred Stock is based on the average of the high ($2.46) and low ($2.33) prices of the registrant's common stock as reported on The Nasdaq Capital Market on August 18, 2025, which is $2.395.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock (Purchase Shares)
Maximum Aggregate Offering Price	$ 594,816.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 91.07
Offering Note	(1) The amount to be registered and the proposed maximum offering price per unit are not specified as to each class of securities to be registered pursuant to General Instruction II.D to Form S-3 under the Securities Act of 1933, as amended (the "Securities Act"). The securities registered hereunder may be sold separately or in combination with other securities registered hereunder. The proposed maximum offering price is estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act for the primary offering and Rule 457(c) for the shares issuable upon exercise of the warrant and conversion of preferred stock. (2) Estimated solely for the purpose of calculating the amount of the registration fee in accordance with Rule 457(c) under the Securities Act. The offering price per share for the shares issuable upon exercise of the warrant and conversion of Series A-1 and Series A-2 Convertible Preferred Stock is based on the average of the high ($2.46) and low ($2.33) prices of the registrant's common stock as reported on The Nasdaq Capital Market on August 18, 2025, which is $2.395. (3) Represents the maximum aggregate offering price for the resale of up to $594,816 of newly issued shares of common stock that may be issued to Mast Hill Fund, L.P. from time to time pursuant to the Equity Purchase Agreement, dated as of May 19, 2025.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock (issuable upon exercise of Warrant)
Amount Registered | shares	79,900
Proposed Maximum Offering Price per Unit	2.395
Maximum Aggregate Offering Price	$ 191,360.50
Fee Rate	0.01531%
Amount of Registration Fee	$ 29.30
Offering Note	(1) The amount to be registered and the proposed maximum offering price per unit are not specified as to each class of securities to be registered pursuant to General Instruction II.D to Form S-3 under the Securities Act of 1933, as amended (the "Securities Act"). The securities registered hereunder may be sold separately or in combination with other securities registered hereunder. The proposed maximum offering price is estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act for the primary offering and Rule 457(c) for the shares issuable upon exercise of the warrant and conversion of preferred stock. (2) Estimated solely for the purpose of calculating the amount of the registration fee in accordance with Rule 457(c) under the Securities Act. The offering price per share for the shares issuable upon exercise of the warrant and conversion of Series A-1 and Series A-2 Convertible Preferred Stock is based on the average of the high ($2.46) and low ($2.33) prices of the registrant's common stock as reported on The Nasdaq Capital Market on August 18, 2025, which is $2.395.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock (issuable upon conversion of Series A-1 Convertible Preferred Stock)
Amount Registered | shares	217,390
Proposed Maximum Offering Price per Unit	2.395
Maximum Aggregate Offering Price	$ 520,649.05
Fee Rate	0.01531%
Amount of Registration Fee	$ 79.71
Offering Note	(1) The amount to be registered and the proposed maximum offering price per unit are not specified as to each class of securities to be registered pursuant to General Instruction II.D to Form S-3 under the Securities Act of 1933, as amended (the "Securities Act"). The securities registered hereunder may be sold separately or in combination with other securities registered hereunder. The proposed maximum offering price is estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act for the primary offering and Rule 457(c) for the shares issuable upon exercise of the warrant and conversion of preferred stock. (2) Estimated solely for the purpose of calculating the amount of the registration fee in accordance with Rule 457(c) under the Securities Act. The offering price per share for the shares issuable upon exercise of the warrant and conversion of Series A-1 and Series A-2 Convertible Preferred Stock is based on the average of the high ($2.46) and low ($2.33) prices of the registrant's common stock as reported on The Nasdaq Capital Market on August 18, 2025, which is $2.395.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock (issuable upon conversion of Series A-2 Convertible Preferred Stock)
Amount Registered | shares	227,170
Proposed Maximum Offering Price per Unit	2.395
Maximum Aggregate Offering Price	$ 544,072.15
Fee Rate	0.01531%
Amount of Registration Fee	$ 83.30
Offering Note	(1) The amount to be registered and the proposed maximum offering price per unit are not specified as to each class of securities to be registered pursuant to General Instruction II.D to Form S-3 under the Securities Act of 1933, as amended (the "Securities Act"). The securities registered hereunder may be sold separately or in combination with other securities registered hereunder. The proposed maximum offering price is estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act for the primary offering and Rule 457(c) for the shares issuable upon exercise of the warrant and conversion of preferred stock. (2) Estimated solely for the purpose of calculating the amount of the registration fee in accordance with Rule 457(c) under the Securities Act. The offering price per share for the shares issuable upon exercise of the warrant and conversion of Series A-1 and Series A-2 Convertible Preferred Stock is based on the average of the high ($2.46) and low ($2.33) prices of the registrant's common stock as reported on The Nasdaq Capital Market on August 18, 2025, which is $2.395.